Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Common shares, par value	$ 0.18	$ 0.18
Common shares, authorized	500	500
Common shares, outstanding	80.2	81.4
Treasury shares, shares	7.0	5.8